LONG-TERM DEBT (Details Narrative) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Debt Instrument [Line Items]
Lease obligations	$ 3,864	$ 4,467
Long Term Loans [Member]
Debt Instrument [Line Items]
Term loan maturity	The Term Loans mature through 2034
Long Term Loans [Member] | Minimum [Member]
Debt Instrument [Line Items]
Term loan monthly payments	$ 13
Term loan interest rate	5.50%
Long Term Loans [Member] | Maximum [Member]
Debt Instrument [Line Items]
Term loan monthly payments	$ 215
Term loan interest rate	9.00%